BUSINESS ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of cosideration paid

Common stock, 621,000,000 shares of the Company restricted common stock valued at $0.001 per share	$621,000
Net liabilities assumed	62,777
Fair value of total consideration paid	$683,777

Common stock, 621,000,000 shares of the Company restricted common stock valued at $0.001 per share	$621,000
Net liabilities assumed	62,777
Fair value of total consideration paid	$683,777

Schedule of asset and liabilities assumed

Cash and cash equivalents	$30,542
Accounts receivable	595
Inventory	53,431
Other assets	1,409
Total assets	$85,977

Accounts payable and accrued liabilities	117,214
Government of Canada loan	31,540
Total liabilities	148,754

Net liabilities assumed	$62,777

Cash and cash equivalents	$30,542
Accounts receivable	595
Inventory	53,431
Other assets	1,409
Total assets	$85,977

Accounts payable and accrued liabilities	117,214
Government of Canada loan	31,540
Total liabilities	148,754

Net liabilities assumed	$62,777